Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment of depreciation expense	$ 3,231	$ 2,437	$ 9,016	$ 8,160	$ 10,687	$ 11,626